Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Acquisitions
Schedule of Pro Forma Financial Information

The following pro forma results (in thousands) do not include any cost savings or other synergies that may result from the acquisition or any estimated costs that have been or will be incurred by the Company to integrate the properties acquired. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Years Ended December 31,
	2015	2014
Revenues	$199,746	$170,970
Operating expenses	$270,932	$104,254
Net income (loss)	$(42,047)	$75,288

May 2014 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	May 29, 2014
Consideration given
Cash	$219,320
Total consideration given	$219,320
Allocation of Purchase Price
Proved oil and gas properties	$140,275
Unproved oil and gas properties	73,600
Total fair value of oil and gas properties acquired	213,875
Working capital	$5,675
Asset retirement obligations	(230)
Fair value of net assets acquired	$219,320
Working capital acquired was estimated as follows:
Accounts receivable	$19,081
Revenue payable	(5,994)
Production taxes payable	(4,328)
Accrued liabilities	(3,084)
Total working capital	$5,675

July 2014 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	July 28, 2014
Consideration given
Cash	$113,410
Total consideration given	$113,410
Allocation of Purchase Price
Proved oil and gas properties	$62,350
Unproved oil and gas properties	52,508
Total fair value of oil and gas properties acquired	114,858
Working capital	$2,337
Asset retirement obligations	(3,785)
Fair value of net assets acquired	$113,410
Working capital acquired was estimated as follows:
Accounts receivable	$5,157
Revenue payable	(297)
Production taxes payable	(1,160)
Accrued liabilities	(1,363)
Total working capital	$2,337

August 2014 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	August 21, 2014
Consideration given
Cash	$297,112
Total consideration given	$297,112
Allocation of Purchase Price
Proved oil and gas properties	$167,826
Unproved oil and gas properties	132,568
Total fair value of oil and gas properties acquired	300,394
Working capital	$(1,787)
Asset retirement obligations	(1,495)
Fair value of net assets acquired	$297,112
Working capital acquired was estimated as follows:
Accounts receivable	$9,065
Well equipment inventory	503
Revenue payable	(4,967)
Production taxes payable	(1,688)
Accrued liabilities	(4,700)
Total working capital	$(1,787)

October 2014 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	October 15, 2014
Consideration given
Cash	$1,343
Total consideration given	$1,343
Allocation of Purchase Price
Proved oil and gas properties	$6,592
Total fair value of oil and gas properties acquired	6,592
Working capital	$(4,657)
Asset retirement obligations	(592)
Fair value of net assets acquired	$1,343
Working capital acquired was estimated as follows:
Accounts receivable	$135
Revenue payable	(206)
Production taxes payable	(574)
Accrued liabilities	(4,012)
Total working capital	$(4,657)

March 2015 Acquisition
Acquisitions
Schedule summarizing the purchase price and allocation of fair value of assets acquired and liabilities assumed

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	March 10, 2015
Consideration given
Cash	$120,524
Total consideration given	$120,524
Allocation of Purchase Price
Proved oil and gas properties	$80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402
Working capital	$(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	$120,524
Working capital acquired was estimated as follows:
Accounts receivable	$462
Revenue payable	(718)
Production taxes payable	(1,740)
Total working capital	$(1,996)

The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	March 10, 2015
Consideration given
Cash	$120,524
Total consideration given	$120,524
Allocation of Purchase Price
Proved oil and gas properties	$80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402

Working capital	$(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	$120,524
Working capital acquired was estimated as follows:
Accounts receivable	$462
Revenue payable	(718)
Production taxes payable	(1,740)
Total working capital	$(1,996)

Schedule of Pro Forma Financial Information

The following pro forma results (in thousands) do not include any cost savings or other synergies that may result from the acquisition or any estimated costs that have been or will be incurred by the Company to integrate the properties acquired. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Revenues	$72,902	$48,846	$183,399	$143,624
Operating expenses	$95,214	$64,422	$273,581	$178,658
Net income (loss)	$(37,267)	$18,650	$(210,400)	$(32,870)
Income (loss) per unit
Basic	$(0.11)	$0.07	$(0.63)	$(0.12)
Diluted	$(0.11)	$0.07	$(0.63)	$(0.12)